Group statement of changes in equity - USD ($) $ in Millions		Total		Share Capital And Capital Reserve [Member]	Treasury shares [member]	Reserve of exchange differences on translation [member]	Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]	Retained earnings [member]		Equity attributable to owners of parent [member]		Non-controlling interests, hybrid bonds [Member]		Non-controlling interests, other interest [Member]
Equity outstanding, beginning of period at Dec. 31, 2021	[1]	$ 90,439		$ 46,871	$ (12,624)	$ (9,572)	$ (1,027)	$ 51,815		$ 75,463		$ 13,041		$ 1,935
Profit (loss) for the year		(1,357)	[1]	0				(2,487)	[1]	(2,487)	[1]	519	[1]	611	[1]
Other comprehensive income	[1]	8,208				6,914	770	585		8,269				(61)
Total comprehensive income	[1]	6,851				6,914	770	(1,902)		5,782		519		550
Dividends	[1],[2]	(4,659)						(4,365)		(4,365)				(294)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(1)					(1)			(1)
Issued capital, ordinary shares	[1]	820		820						820
Repurchase of ordinary share capital	[1]	(10,493)						(10,493)		(10,493)
Share-based payments, net of tax	[1]	847		182	471			194		847
Share of equity-accounted entities’ changes in equity, net of tax				182
Issue of perpetual hybrid bonds	[1]	370						(4)		(4)		374
Payments on issue of perpetual hybrid bonds	[1]	(529)				15				15		(544)
Transactions involving non-controlling interests, net of tax	[1]	(657)						(513)		(513)				(144)
Equity outstanding, end of period at Dec. 31, 2022	[1]	82,990		47,873	(12,153)	(2,643)	(256)	34,732		67,553		13,390		2,047
Profit (loss) for the year		15,880	[1]	0				15,239	[1]	15,239	[1]	586	[1]	55	[1]
Other comprehensive income	[1]	(511)				728	431	(1,696)		(537)				26
Total comprehensive income	[1]	15,369				728	431	13,543		14,702		586		81
Dividends	[1],[2]	(5,234)						(4,831)		(4,831)				(403)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	1					1			1
Repurchase of ordinary share capital		(8,167)	[1]	0				(8,167)	[1]	(8,167)	[1]
Share-based payments, net of tax	[1]	669		140	830			(301)		669
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1						1		1
Issue of perpetual hybrid bonds	[1]	175						(1)		(1)		176
Payments on issue of perpetual hybrid bonds	[1]	(591)				(5)				(5)		(586)
Transactions involving non-controlling interests, net of tax	[1]	282						363		363				(81)
Equity outstanding, end of period at Dec. 31, 2023	[1]	85,493		48,013	(11,323)	(1,920)	174	35,339		70,283		13,566		1,644
Profit (loss) for the year		1,229	[1]	0				381	[1]	381	[1]	641	[1]	207	[1]
Other comprehensive income	[1]	(461)				(276)	(452)	354		(374)				(87)
Total comprehensive income	[1]	768				(276)	(452)	735		7		641		120
Dividends	[1],[2]	(5,393)						(5,018)		(5,018)				(375)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	10					10			10
Repurchase of ordinary share capital		(7,302)	[1]	0				(7,302)	[1]	(7,302)	[1]
Share-based payments, net of tax	[1]	1,083		216	2,293			(1,426)		1,083
Share of equity-accounted entities’ changes in equity, net of tax		0						0		0
Issue of perpetual hybrid bonds	[1]	4,330						(22)		(22)		4,352
Redemption of perpetual hybrid bonds, net of tax	[1]	(1,291)						9		9		(1,300)
Payments on issue of perpetual hybrid bonds	[1]	(610)				0				0		(610)
Transactions involving non-controlling interests, net of tax	[1]	1,250						216		216				1,034
Equity outstanding, end of period at Dec. 31, 2024	[1]	$ 78,318		$ 48,229	$ (9,030)	$ (2,196)	$ (288)	$ 22,531		$ 59,246		$ 16,649		$ 2,423

[1]	See Note 32 for further information.
[2]	See Note 10 for further information.